Note 1 - Nature of Business	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]
1.           Nature of Business

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a biotechnology company developing vaccines that prevent and fight Human Immunodeficiency Virus (“HIV”) infections.  HIV infections result in Acquired Immunodeficiency Syndrome (“AIDS”).  We have exclusively licensed from Emory University (“Emory”) vaccine technology which was developed in collaboration with the National Institutes of Health (“NIH”) and the Centers for Disease Control and Prevention (“CDC”).  GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in Smyrna, Georgia (metropolitan Atlanta area).

Our most advanced vaccines under development address the clade B subtype of the HIV virus that is most prevalent in the United States and the developed world.  Our vaccines are being evaluated to determine their potential to (a) prevent HIV infection and (b) to serve as a therapy for individuals who are already infected with HIV.  These vaccines are currently being evaluated in humans -- both in those infected with HIV and those who are not.

As discussed in Note 2, the Company is a development-stage enterprise and we are devoting substantially all of our present efforts to research and development.  We have funded our activities to date from government grants and clinical trial assistance, and from sales of our equity securities. We will continue to require substantial funds to continue these activities.  We anticipate that our existing cash resources, combined with the proceeds from the NIH grant discussed in Note 3 and the financing events discussed in Note 11, should be sufficient to fund our operations into the first quarter of 2014.  In order to meet our operating cash flow requirements, we intend to conduct additional offerings of our equity securities or convertible debt instruments. We are also seeking additional funding for our research programs through government grant funding mechanisms.